Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net income	$ 4,621	$ 66,596
Non-cash items:
Unrealized (gain) loss on non-designated derivative instruments (note 10)	(5,522)	31,276
Depreciation and amortization	77,894	70,521
Write-down and loss on sales of vessels	50,600	27,439
Unrealized foreign currency exchange gain and other	(7,845)	(4,476)
Equity income, net of dividends received of $28,781 (2016 – $32,851)	21,984	(19,728)
Ineffective portion on qualifying cash flow hedging instruments included in interest expense	755	1,044
Change in operating assets and liabilities	1,804	(15,177)
Expenditures for dry docking	(17,067)	(6,574)
Net operating cash flow	127,224	150,921
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	249,682	259,922
Financing issuance costs	(1,765)	(562)
Scheduled repayments of long-term debt	(136,582)	(141,505)
Prepayments of long-term debt	(67,040)	(195,789)
Scheduled repayments of capital lease obligations	(27,411)	(17,477)
Decrease in restricted cash	22,196	13,086
Cash distributions paid	(42,462)	(34,099)
Dividends paid to non-controlling interest	(658)	(1,167)
Other	(605)	0
Net financing cash flow	(4,645)	(117,591)
INVESTING ACTIVITIES
Capital contributions to equity-accounted joint ventures	(143,513)	(32,994)
Return of capital from equity-accounted joint ventures	40,320	0
Receipts from direct financing leases	9,203	18,262
Proceeds from sale of vessels (notes 14a and 14b)	20,580	94,311
Proceeds from sale-leaseback of vessels	335,830	355,306
Expenditures for vessels and equipment	(350,137)	(302,301)
Net investing cash flow	(87,717)	132,584
Increase in cash and cash equivalents	34,862	165,914
Cash and cash equivalents, beginning of the period	126,146	102,481
Cash and cash equivalents, end of the period	$ 161,008	$ 268,395